Employee Benefit Plans (Asset Target Allocation) (Details)	Dec. 31, 2018
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Actual %	51.00%
Equity securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target %	41.00%
Equity securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target %	60.00%
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Actual %	41.00%
Fixed income securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target %	40.00%
Fixed income securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target %	50.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Actual %	8.00%
Other | Minimum
Defined Benefit Plan Disclosure [Line Items]
Target %	0.00%
Other | Maximum
Defined Benefit Plan Disclosure [Line Items]
Target %	10.00%